24. Revenue (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Details Narrative
Revenues from unused passenger tickets, reissued tickets and cancellation of flight tickets	R$ 479,136	R$ 433,639	R$ 430,898